S000072616 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TCW METWEST Sustainable Securitized Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	[1]	8.53%	8.39%	6.24%	(14.03%)

[1]	Class M shares converted into Class I shares effective April 27, 2026.